Offerings	Apr. 22, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	Pursuant to General Instruction II.D of Form S-3, the table lists each class of securities being registered and the aggregate proceeds to be raised in the offering, but does not specify by each class information as to the amount to be registered, the proposed maximum offering price per security or the proposed maximum aggregate offering price. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to this registration statement exceed $150,000,000, inclusive of any exercise price thereof. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares being registered hereunder also include such indeterminate number of shares of our common stock as may be issued from time to time with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Subject to Note 1 above, there is being registered hereunder an indeterminate number of shares of our common stock as may from time to time be sold hereunder. In addition, pursuant to Rule 457(i) under the Securities Act, the shares being registered hereunder include an indeterminate number of shares of our common stock as may be issued from time to time upon exercise or exchange of the securities issued directly hereunder. No separate consideration will be received for any shares of our common stock so issued upon exchange.

Subject to Note 1 above, there is being registered hereunder an indeterminate number of warrants to purchase shares of our common stock.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	Pursuant to General Instruction II.D of Form S-3, the table lists each class of securities being registered and the aggregate proceeds to be raised in the offering, but does not specify by each class information as to the amount to be registered, the proposed maximum offering price per security or the proposed maximum aggregate offering price. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to this registration statement exceed $150,000,000, inclusive of any exercise price thereof. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares being registered hereunder also include such indeterminate number of shares of our common stock as may be issued from time to time with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Subject to Note 1 above, there is being registered hereunder an indeterminate number of warrants to purchase shares of our common stock.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	Pursuant to General Instruction II.D of Form S-3, the table lists each class of securities being registered and the aggregate proceeds to be raised in the offering, but does not specify by each class information as to the amount to be registered, the proposed maximum offering price per security or the proposed maximum aggregate offering price. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to this registration statement exceed $150,000,000, inclusive of any exercise price thereof. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares being registered hereunder also include such indeterminate number of shares of our common stock as may be issued from time to time with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Subject to Note 1 above, there is being registered hereunder an indeterminate number of warrants to purchase shares of our common stock.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	Pursuant to General Instruction II.D of Form S-3, the table lists each class of securities being registered and the aggregate proceeds to be raised in the offering, but does not specify by each class information as to the amount to be registered, the proposed maximum offering price per security or the proposed maximum aggregate offering price. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to this registration statement exceed $150,000,000, inclusive of any exercise price thereof. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares being registered hereunder also include such indeterminate number of shares of our common stock as may be issued from time to time with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Subject to Note 1 above, there is being registered hereunder an indeterminate number of warrants to purchase shares of our common stock.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Pursuant to General Instruction II.D of Form S-3, the table lists each class of securities being registered and the aggregate proceeds to be raised in the offering, but does not specify by each class information as to the amount to be registered, the proposed maximum offering price per security or the proposed maximum aggregate offering price. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to this registration statement exceed $150,000,000, inclusive of any exercise price thereof. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares being registered hereunder also include such indeterminate number of shares of our common stock as may be issued from time to time with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Each unit will represent an interest in two or more securities, which may or may not be separable from one another.

Subject to Note 1 above, there is being registered hereunder an indeterminate number of warrants to purchase shares of our common stock.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note	Pursuant to General Instruction II.D of Form S-3, the table lists each class of securities being registered and the aggregate proceeds to be raised in the offering, but does not specify by each class information as to the amount to be registered, the proposed maximum offering price per security or the proposed maximum aggregate offering price. Any securities registered hereunder for the offering may be sold separately or together in combination with other securities registered hereunder for the offering. Any securities registered hereunder may be sold separately or as units with any other securities registered hereunder. In no event will the aggregate offering price of all securities issued from time to time in the offering pursuant to this registration statement exceed $150,000,000, inclusive of any exercise price thereof. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares being registered hereunder also include such indeterminate number of shares of our common stock as may be issued from time to time with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Subject to Note 1 above, there is being registered hereunder an indeterminate number of warrants to purchase shares of our common stock.

Calculated pursuant to Rule 457(o) under the Securities Act based on the proposed maximum aggregate offering price of all securities listed.